Material Related Party Transactions - Loans from and Deposits Placed with Southern Airlines Group Finance Co., Ltd (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Borrowings	¥ 78,233	¥ 51,180	[1]
Deposits placed with SA Finance	25,414	1,848
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	40,099	37,543
After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	7,662	3,773
After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	14,394	8,389
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	0	5,520
CSAH and its affiliates [member] | CSAH [member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	0	4,720
CSAH and its affiliates [member] | CSAH [member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	0	0
CSAH and its affiliates [member] | CSAH [member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	0	800
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Borrowings	1,686	76
Deposits placed with SA Finance	9,092	711
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member]
Disclosure of transactions between related parties [line items]
Borrowings	1,686	76
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	1,515	23
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	111	0
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	¥ 60	53
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings		¥ 5,520

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).